Material accounting policies and use of significant judgements and estimates - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 3,058,109	$ 2,034,261	[1]	$ 2,368,085	[1]
Cost of sales	4,142,019	2,910,428	[1]	2,778,222	[1]
Impairment expense, net of reversals	(1,049,851)	(622,092)	[1]	(339,568)	[1]
Other cost of sales	(3,092,168)	(2,288,336)	[1]	(2,438,654)	[1]
Gross loss	(1,083,910)	(876,167)	[1]	(410,137)	[1]
Selling, general and administrative expense	(856,458)	(890,703)	[1]	(944,177)	[1]
Research and development expense	(77,636)	(38,350)	[1]	(157,280)	[1]
Other operating income (expense), net		0		0
Other operating income	52,413	59,432	[1]	62,937	[1]
Other operating expense	(87,810)	(23,818)	[1]	(58,323)	[1]
Foreign exchange gains (losses) on operating activities, net	44,144	(43,705)	[1]	37,466	[1]
Operating loss	(2,009,257)	(1,813,311)	[1]	(1,469,514)	[1]
Finance income	8,996	23,879	[1]	32,329	[1]
Finance expense	(385,190)	(341,182)	[1]	(213,242)	[1]
Foreign exchange gains (losses) on financial activities, net	50,282	(52,603)	[1]	37,236	[1]
Fair value change - Earn-out rights		0		0
Fair value change - Class C Shares		0		0
Fair value changes - Earn-out rights and Class C shares	23,391	129,124	[1]	465,168	[1]
Share of losses in associates	(49,145)	(4,970)	[1]	(43,304)	[1]
Loss before income taxes	(2,360,923)	(2,059,063)	[1]	(1,191,327)	[1]
Income tax benefit	3,692	9,166	[1]	9,452	[1]
Net loss	$ (2,357,231)	(2,049,897)	[1]	(1,181,875)	[1]
As previously reported
Disclosure of initial application of standards or interpretations [line items]
Revenue		2,034,261		2,368,085
Cost of sales		2,910,428		2,778,222
Impairment expense, net of reversals		0		0
Other cost of sales		0		0
Gross loss		(876,167)		(410,137)
Selling, general and administrative expense		(890,703)		(944,177)
Research and development expense		(38,350)		(157,280)
Other operating income (expense), net		(8,091)		42,080
Other operating income		0		0
Other operating expense		0		0
Foreign exchange gains (losses) on operating activities, net		0		0
Operating loss		(1,813,311)		(1,469,514)
Finance income		23,879		69,565
Finance expense		(393,785)		(213,242)
Foreign exchange gains (losses) on financial activities, net		0		0
Fair value change - Earn-out rights		126,624		443,168
Fair value change - Class C Shares		2,500		22,000
Fair value changes - Earn-out rights and Class C shares		0		0
Share of losses in associates		(4,970)		(43,304)
Loss before income taxes		(2,059,063)		(1,191,327)
Income tax benefit		9,166		9,452
Net loss		(2,049,897)		(1,181,875)
Impact of presentation changes
Disclosure of initial application of standards or interpretations [line items]
Revenue		0		0
Cost of sales		0		0
Impairment expense, net of reversals		(622,092)		(339,568)
Other cost of sales		(2,288,336)		(2,438,654)
Gross loss		0		0
Selling, general and administrative expense		0		0
Research and development expense		0		0
Other operating income (expense), net		8,091		(42,080)
Other operating income		59,432		62,937
Other operating expense		(23,818)		(58,323)
Foreign exchange gains (losses) on operating activities, net		(43,705)		37,466
Operating loss		0		0
Finance income		0		(37,236)
Finance expense		52,603		0
Foreign exchange gains (losses) on financial activities, net		(52,603)		37,236
Fair value change - Earn-out rights		(126,624)		(443,168)
Fair value change - Class C Shares		(2,500)		(22,000)
Fair value changes - Earn-out rights and Class C shares		129,124		465,168
Share of losses in associates		0		0
Loss before income taxes		0		0
Income tax benefit		0		0
Net loss		$ 0		$ 0

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).